BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of IFRS amendments

Mandatory application:
annual periods
Standards and amendments		beginning on or after
IFRS 9	Financial Instruments	January 1, 2018
IFRS15	Revenue from Contracts with Customers	January 1, 2018
Clarifications to IFRS 15	Revenue from Contracts with Customers, issued on April 12,2016	January 1, 2018
Amendments to IFRS 2	Classication and Valuation of Share Based Transactions	January 1, 2018
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	January 1, 2018
Amendments to IAS 40	Transfers of Investiment Property	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
Improvements to IFRS Standards	2014-2016 Cycle	January 1,2018
Improvements to IFRS Standards	2015-2017 Cycle	January 1, 2019
IFRS 16	Leases	January 1, 2019
IFRIC23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28	Long-term Interest in associates and Joint Ventures	January 1, 2019
IFRS 17	Insurance Contracts	January 1, 2021
Amendments to IFRS 10 and IAS 28	Sale or Contribuition of Assets between na Investidor and its Associate or Joint Venture	Deferred Indefinitely

Schedule of equity interests

Investees	Type of investment	Equity interests	Country (Headquarters)	Core activity
Telefônica Data S.A. ("TData") (1)	Wholly-owned subsidiary	100.00%	Brazil	Telecommunications
POP Internet Ltda ("POP") (2)	Wholly-owned subsidiary	100.00%	Brazil	Internet
Aliança Atlântica Holding B.V. ("Aliança")	Jointly-controlled subsidiary	50.00%	Holland	Holding of the telecommunications sector
Companhia AIX de Participações ("AIX")	Jointly-controlled subsidiary	50.00%	Brazil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Jointly-controlled subsidiary	50.00%	Brazil	Technical assistance in telecommunication networks

(1) TData is the wholly-owned parent of Terra Networks and Telefônica Transportes e Logística Ltda ("TGLog").

(2) POP is the wholly-owned parent of Innoweb Ltda ("Innoweb").